ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative)	Sep. 30, 2023 USD ($)
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Advances from related party	$ 172,483